STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

June 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Automobiles & Components - .5%
Gentherm, Inc.	16,721	[a]	944,904
Banks - 10.6%
Banner Corp.	21,914		956,984
Capstar Financial Holdings, Inc.	40,908		501,941
Central Pacific Financial Corp.	25,837		405,899
Columbia Banking System, Inc.	104,513		2,119,524
CVB Financial Corp.	7,221		95,895
First Bancorp	22,977		683,566
First Hawaiian, Inc.	9,518		171,419
First Interstate BancSystem, Inc., Cl. A	36,625		873,140
Heritage Commerce Corp.	80,522		666,722
Heritage Financial Corp.	31,573		510,535
National Bank Holdings Corp., Cl. A	40,829		1,185,674
Seacoast Banking Corp. of Florida	66,457		1,468,700
SouthState Corp.	17,113		1,126,035
Texas Capital Bancshares, Inc.	42,338	[a]	2,180,407
UMB Financial Corp.	23,455		1,428,410
United Community Banks, Inc.	70,022		1,749,850
Webster Financial Corp.	53,231		2,009,470
			18,134,171
Capital Goods - 14.4%
AeroVironment, Inc.	9,317	[a]	952,943
Astec Industries, Inc.	29,231		1,328,257
Boise Cascade Co.	4,887		441,540
BWX Technologies, Inc.	37,261		2,666,770
Dycom Industries, Inc.	11,427	[a]	1,298,679
EMCOR Group, Inc.	15,778		2,915,459
EnerSys	14,314		1,553,355
EnPro Industries, Inc.	6,701		894,785
Flowserve Corp.	41,374		1,537,044
Fluor Corp.	66,943	[a]	1,981,513
GrafTech International Ltd.	104,206		525,198
Granite Construction, Inc.	29,702	[b]	1,181,546
Hyster-Yale Materials Handling, Inc.	7,854		438,567
Matrix Service Co.	8,796	[a]	51,808
MDU Resources Group, Inc.	64,433		1,349,227
Mercury Systems, Inc.	10,784	[a]	373,019
MSC Industrial Direct Co., Inc., Cl. A	15,581		1,484,558
Proto Labs, Inc.	12,179	[a]	425,778

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Capital Goods - 14.4% (continued)
Spirit AeroSystems Holdings, Inc., Cl. A	51,977		1,517,209
The AZEK Company, Inc.	46,305	[a]	1,402,578
Zurn Elkay Water Solutions Corp.	7,919		212,942
			24,532,775
Commercial & Professional Services - 3.8%
CSG Systems International, Inc.	29,692		1,565,956
Huron Consulting Group, Inc.	8,356	[a]	709,508
KBR, Inc.	49,504		3,220,730
Korn Ferry	21,804		1,080,170
			6,576,364
Consumer Discretionary Distribution - 3.6%
American Eagle Outfitters, Inc.	94,757		1,118,133
Citi Trends, Inc.	46,839	[a]	827,177
Designer Brands, Inc., Cl. A	68,847	[b]	695,355
Leslie's, Inc.	49,397	[a]	463,838
Ollie's Bargain Outlet Holdings, Inc.	18,582	[a]	1,076,455
Urban Outfitters, Inc.	57,172	[a]	1,894,108
			6,075,066
Consumer Durables & Apparel - 3.0%
Capri Holdings Ltd.	34,836	[a]	1,250,264
Funko, Inc., Cl. A	26,209	[a,b]	283,581
GoPro, Inc., Cl. A	95,603	[a]	395,796
Meritage Homes Corp.	10,096		1,436,358
Oxford Industries, Inc.	1,089		107,179
Skechers USA, Inc., Cl. A	5,019	[a]	264,301
The Lovesac Company	8,934	[a]	240,771
Toll Brothers, Inc.	13,763		1,088,240
			5,066,490
Consumer Services - 2.2%
Chuy's Holdings, Inc.	15,220	[a]	621,280
El Pollo Loco Holdings, Inc.	88,115	[a]	772,769
Genius Sports Ltd.	326,329	[a]	2,019,977
The Cheesecake Factory, Inc.	12,463		430,971
			3,844,997
Consumer Staples Distribution - .3%
The Chefs' Warehouse, Inc.	13,071	[a]	467,419
Energy - 7.1%
Cactus, Inc., Cl. A	21,231		898,496
ChampionX Corp.	31,707		984,185
Chesapeake Energy Corp.	31,701	[b]	2,652,740
Comstock Resources, Inc.	92,917	[b]	1,077,837
Dril-Quip, Inc.	35,558	[a]	827,435
Expro Group Holdings NV	19,803	[a]	350,909
Frontline PLC	46,653		677,868

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Energy - 7.1% (continued)
Northern Oil & Gas, Inc.	50,704	[b]	1,740,161
PBF Energy, Inc., Cl. A	31,062		1,271,678
Viper Energy Partners LP	61,895		1,660,643
			12,141,952
Equity Real Estate Investment - 6.6%
Agree Realty Corp.	28,306	[c]	1,850,929
EPR Properties	20,935	[c]	979,758
Equity Commonwealth	48,929	[c]	991,302
Highwoods Properties, Inc.	29,040	[c]	694,346
Pebblebrook Hotel Trust	40,734	[b,c]	567,832
Physicians Realty Trust	127,341	[c]	1,781,501
Potlatchdeltic Corp.	37,280	[b,c]	1,970,248
Rayonier, Inc.	25,583	[c]	803,306
STAG Industrial, Inc.	30,093	[b,c]	1,079,737
Urban Edge Properties	41,704	[c]	643,493
			11,362,452
Financial Services - 6.8%
Bread Financial Holdings, Inc.	20,451		641,957
Cannae Holdings, Inc.	62,916	[a]	1,271,532
Cohen & Steers, Inc.	10,903		632,265
Essent Group Ltd.	62,225		2,912,130
Federated Hermes, Inc.	49,274		1,766,473
PRA Group, Inc.	56,098	[a]	1,281,839
PROG Holdings, Inc.	64,460	[a]	2,070,455
StepStone Group, Inc., Cl. A	13,598		337,366
WisdomTree, Inc.	91,884		630,324
			11,544,341
Food, Beverage & Tobacco - 1.4%
Fresh Del Monte Produce, Inc.	64,087		1,647,677
The Boston Beer Company, Inc., Cl. A	2,168	[a]	668,698
			2,316,375
Health Care Equipment & Services - 8.9%
Acadia Healthcare Co., Inc.	20,466	[a]	1,629,912
CONMED Corp.	2,059		279,798
Embecta Corp.	50,576		1,092,442
Encompass Health Corp.	44,393		3,005,850
Enovis Corp.	9,231	[a]	591,892
Evolent Health, Inc., Cl. A	50,956	[a]	1,543,967
Globus Medical, Inc., Cl. A	23,946	[a]	1,425,745
Health Catalyst, Inc.	56,986	[a]	712,325
Merit Medical Systems, Inc.	10,198	[a]	852,961
ModivCare, Inc.	8,209	[a]	371,129
Omnicell, Inc.	27,260	[a]	2,008,244

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Health Care Equipment & Services - 8.9% (continued)
R1 RCM, Inc.	87,906	[a]	1,621,866
			15,136,131
Insurance - 1.3%
Selective Insurance Group, Inc.	23,200		2,226,040
Materials - 8.2%
Alamos Gold, Inc., Cl. A	144,824		1,726,302
Carpenter Technology Corp.	36,263		2,035,442
Constellium SE	52,563	[a]	904,084
Hecla Mining Co.	266,323		1,371,563
Knife River Corp	22,032	[a]	958,392
Largo, Inc.	85,066	[a]	363,232
Materion Corp.	16,737		1,911,365
MP Materials Corp.	39,619	[a,b]	906,483
Royal Gold, Inc.	6,528		749,284
Schnitzer Steel Industries, Inc., Cl. A	30,054		901,319
The Chemours Company	27,180		1,002,670
Tronox Holdings PLC	88,600		1,126,106
			13,956,242
Media & Entertainment - 4.2%
John Wiley & Sons, Inc., Cl. A	28,126		957,128
Lions Gate Entertainment Corp., Cl. A	117,570	[a,b]	1,038,143
Lions Gate Entertainment Corp., Cl. B	127,809	[a]	1,067,205
Scholastic Corp.	24,097		937,132
Shutterstock, Inc.	8,854		430,924
TEGNA, Inc.	81,286		1,320,085
Ziff Davis, Inc.	20,207	[a]	1,415,702
			7,166,319
Pharmaceuticals, Biotechnology & Life Sciences - .5%
Alkermes PLC	27,248	[a]	852,862
Real Estate Management & Development - .1%
Newmark Group, Inc., Cl. A	19,313		120,127
Semiconductors & Semiconductor Equipment - 1.7%
MaxLinear, Inc.	24,084	[a]	760,091
MKS Instruments, Inc.	13,817		1,493,618
Synaptics, Inc.	8,621	[a]	736,061
			2,989,770
Software & Services - 1.9%
A10 Networks, Inc.	11,580		168,952
Cognyte Software Ltd.	26,774	[a]	163,054
Progress Software Corp.	28,153	[b]	1,635,689
Zuora, Inc., Cl. A	125,067	[a]	1,371,985
			3,339,680
Technology Hardware & Equipment - 5.0%
ADTRAN Holdings, Inc.	85,825		903,737

Description		Shares		Value ($)
Common Stocks - 98.4% (continued)
Technology Hardware & Equipment - 5.0% (continued)
Belden, Inc.		9,064		866,972
Corsair Gaming, Inc.		84,474	[a]	1,498,569
Itron, Inc.		21,084	[a]	1,520,156
Knowles Corp.		28,044	[a]	506,475
Lumentum Holdings, Inc.		16,532	[a]	937,860
nLight, Inc.		115,277	[a]	1,777,571
Plexus Corp.		5,256	[a]	516,349
				8,527,689
Transportation - 1.4%
Alaska Air Group, Inc.		32,050	[a]	1,704,419
SkyWest, Inc.		17,115	[a]	696,923
				2,401,342
Utilities - 4.9%
Avista Corp.		41,936		1,646,827
Chesapeake Utilities Corp.		13,542		1,611,498
NorthWestern Corp.		30,366		1,723,574
Portland General Electric Co.		39,202		1,835,830
Southwest Gas Holdings, Inc.		23,753		1,511,878
				8,329,607
Total Common Stocks (cost $149,792,070)				168,053,115
	1-Day Yield (%)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,006,339)	5.17	3,006,339	[d]	3,006,339
Total Investments (cost $152,798,409)		100.2%		171,059,454
Liabilities, Less Cash and Receivables		(.2%)		(305,671)
Net Assets		100.0%		170,753,783

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2023, the value of the fund’s securities on loan was $12,189,628 and the value of the collateral was $12,469,302, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

June 30, 2023 (Unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	168,053,115	-	-	168,053,115
Investment Companies	3,006,339	-	-	3,006,339

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2023, accumulated net unrealized appreciation on investments was $18,261,045, consisting of $34,399,698 gross unrealized appreciation and $16,138,653 gross unrealized depreciation.

At June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.